Acquisitions and Dispositions (Schedule of Line of Credit Facilities) (Detail) - USD ($)		Dec. 31, 2018		Mar. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Facility Limit		$ 6,000,000,000	[1]		$ 5,500,000,000
Letters of credit advances		88,000,000	[1]		76,000,000
Facility capacity available		5,588,000,000	[1]		$ 2,126,000,000
Letter of Credit
Business Acquisition [Line Items]
Facility Limit				$ 250,000,000
Commercial Paper
Business Acquisition [Line Items]
Facility Limit		2,000,000,000.0
SCANA Existing Facilities
Business Acquisition [Line Items]
Facility Limit		1,800,000,000
Facility capacity available		1,550,000,000
SCANA Existing Facilities | Letter of Credit
Business Acquisition [Line Items]
Letters of credit advances		$ 40,000,000
Weighted-average interest rate		3.87%
Outstanding commercial paper		$ 37,000,000
SCANA Existing Facilities | Commercial Paper
Business Acquisition [Line Items]
Weighted-average interest rate		3.63%
Outstanding commercial paper		$ 173,000,000
SCANA Existing Facilities | SCANA
Business Acquisition [Line Items]
Facility Limit		400,000,000
Facility capacity available		321,000,000
SCANA Existing Facilities | SCANA | Letter of Credit
Business Acquisition [Line Items]
Letters of credit advances	[2]	$ 40,000,000
Weighted-average interest rate		3.87%
Outstanding commercial paper		$ 37,000,000
SCANA Existing Facilities | SCANA | Commercial Paper
Business Acquisition [Line Items]
Weighted-average interest rate		3.65%
Outstanding commercial paper		$ 2,000,000
SCANA Existing Facilities | SCE&G [Member]
Business Acquisition [Line Items]
Facility Limit		1,200,000,000
Facility capacity available		$ 1,127,000,000
SCANA Existing Facilities | SCE&G [Member] | Commercial Paper
Business Acquisition [Line Items]
Weighted-average interest rate		3.82%
Outstanding commercial paper		$ 73,000,000
SCANA Existing Facilities | PSNC [Member]
Business Acquisition [Line Items]
Facility Limit	[3]	200,000,000
Facility capacity available		$ 102,000,000
SCANA Existing Facilities | PSNC [Member] | Commercial Paper
Business Acquisition [Line Items]
Weighted-average interest rate		3.49%
Outstanding commercial paper		$ 98,000,000

[1]	This credit facility matures in March 2023 and can be used by the Companies to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	In January 2019, SCANA repaid $40 million in letter of credit advances.
[3]	Includes South Carolina Fuel Company, Inc.'s $500 million credit facility.